Performance Management	May 30, 2025
ULTRA SHORT DURATION BOND FUND - Class F Prospectus | SDIT ULTRA SHORT DURATION BOND FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 2.73% (06/30/20) Worst Quarter: -1.63% (03/31/20) The Fund's Class F total return (pre-tax) from January 1, 2025 to March 31, 2025 was 1.19%.

Bar Chart Closing [Text Block]
Best Quarter: 2.73% (06/30/20) Worst Quarter: -1.63% (03/31/20) The Fund's Class F total return (pre-tax) from January 1, 2025 to March 31, 2025 was 1.19%.

Year to Date Return, Label [Optional Text]	The Fund's Class F total return (pre-tax) from January 1, 2025 to March 31, 2025 was
Bar Chart, Year to Date Return	1.19%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	2.73%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(1.63%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of an appropriate broad-based index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Ultra Short Duration Bond Fund — Class F	1 Year	5 Years	10 Years	Since Inception (9/28/1993)
Fund Return Before Taxes	5.49%	2.42%	2.05%	2.93%
Fund Return After Taxes on Distributions	3.53%	1.42%	1.21%	1.71%
Fund Return After Taxes on Distributions and Sale of Fund Shares	3.22%	1.42%	1.20%	1.75%
Bloomberg U.S. Aggregate Bond Index (TR) (USD) (reflects no deductions for fees, expenses or taxes)	1.25%	-0.33%	1.35%	4.26%
Bloomberg Short U.S. Treasury 9-12 Month Index Return (reflects no deduction for fees, expenses or taxes)	5.05%	2.24%	1.76%	2.84%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
SHORT DURATION GOVERNMENT FUND - Class F Prospectus | SDIT SHORT DURATION GOVERNMENT FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 3.08% (09/30/24) Worst Quarter: -2.55% (03/31/22) The Fund's Class F total return (pre-tax) from January 1, 2025 to March 31, 2025 was 1.62%.

Bar Chart Closing [Text Block]	Best Quarter: 3.08% (09/30/24) Worst Quarter: -2.55% (03/31/22) The Fund's Class F total return (pre-tax) from January 1, 2025 to March 31, 2025 was 1.62%.
Year to Date Return, Label [Optional Text]	The Fund's Class F total return (pre-tax) from January 1, 2025 to March 31, 2025 was
Bar Chart, Year to Date Return	1.62%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	3.08%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(2.55%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of an appropriate broad-based index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Short-Duration Government Fund — Class F	1 Year	5 Years	Since 10 Years	Inception (2/17/1987)
Fund Return Before Taxes	4.77%	1.37%	1.27%	3.86%
Fund Return After Taxes on Distributions	3.35%	0.60%	0.57%	2.46%
Fund Return After Taxes on Distributions and Sale of Fund Shares	2.81%	0.72%	0.66%	2.46%
Bloomberg U.S. Aggregate Bond Index (TR) (USD) (reflects no deductions for fees, expenses or taxes)	1.25%	-0.33%	1.35%	5.21%*
ICE BofA 1-3 Year U.S. Treasury Index Return (reflects no deduction for fees, expenses or taxes)	4.08%	1.40%	1.40%	3.98%

* Benchmark returns since inception do not include the return for the partial month following inception date of the Fund (2/17/1987 — 2/28/1987). Annualization calculation of the inception to date returns is based on the actual inception date (2/17/1987).

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
GNMA FUND - Class F Prospectus | SDIT GNMA FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 6.65% (12/31/23) Worst Quarter: -5.10% (09/30/22) The Fund's Class F total return (pre-tax) from January 1, 2025 to March 31, 2025 was 2.76%.

Bar Chart Closing [Text Block]	Best Quarter: 6.65% (12/31/23) Worst Quarter: -5.10% (09/30/22) The Fund's Class F total return (pre-tax) from January 1, 2025 to March 31, 2025 was 2.76%.
Year to Date Return, Label [Optional Text]	The Fund's Class F total return (pre-tax) from January 1, 2025 to March 31, 2025 was
Bar Chart, Year to Date Return	2.76%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	6.65%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(5.10%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of an appropriate broad-based index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
GNMA Fund — Class F	1 Year	5 Years	10 Years	Since Inception (3/20/1987)
Fund Return Before Taxes	1.13%	-0.79%	0.66%	4.81%
Fund Return After Taxes on Distributions	-0.16%	-1.78%	-0.42%	2.93%
Fund Return After Taxes on Distributions and Sale of Fund Shares	0.66%	-1.00%	0.06%	3.01%
Bloomberg U.S. Aggregate Bond Index (TR) (USD) (reflects no deduction for fees, expenses or taxes)	1.25%	-0.33%	1.35%	5.23%*
Bloomberg GNMA Index Return (reflects no deduction for fees, expenses or taxes)	0.96%	-0.60%	0.85%	5.13%

* Benchmark returns since inception do not include the return for the partial month following inception date of the Fund (3/20/1987 — 3/31/1987). Annualization calculation of the inception to date returns is based on the actual inception date (3/20/1987).

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
ULTRA SHORT DURATION BOND FUND - Class Y Prospectus | SDIT ULTRA SHORT DURATION BOND FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The performance information shown is based on full calendar years.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 2.75% (06/30/20)
Worst Quarter: -1.61% (03/31/20)
The Fund's Class Y total return (pre-tax) from January 1, 2025 to March 31, 2025 was 1.21%.
The Fund's Class Y shares commenced operations on August 31, 2015. For the full calendar year ended December 31, 2015, the performance of the Fund's Class F shares is shown. The Fund's Class F shares are offered in a separate prospectus. Because Class Y shares are invested in the same portfolio of securities, returns for Class Y shares would have been substantially similar to those of Class F shares, shown here, and would have differed only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.

Bar Chart Closing [Text Block]

Best Quarter: 2.75% (06/30/20)
Worst Quarter: -1.61% (03/31/20)
The Fund's Class Y total return (pre-tax) from January 1, 2025 to March 31, 2025 was 1.21%.
The Fund's Class Y shares commenced operations on August 31, 2015. For the full calendar year ended December 31, 2015, the performance of the Fund's Class F shares is shown. The Fund's Class F shares are offered in a separate prospectus. Because Class Y shares are invested in the same portfolio of securities, returns for Class Y shares would have been substantially similar to those of Class F shares, shown here, and would have differed only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.

Year to Date Return, Label [Optional Text]	The Fund's Class Y total return (pre-tax) from January 1, 2025 to March 31, 2025 was
Bar Chart, Year to Date Return	1.21%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	2.75%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(1.61%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of an appropriate broad-based index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Ultra Short Duration Bond Fund*	1 Year	5 Years	10 Years	Since Inception (9/28/1993)
Fund Return Before Taxes	5.57%	2.50%	2.13%	2.96%
Fund Return After Taxes on Distributions	3.58%	1.47%	1.25%	1.72%
Fund Return After Taxes on Distributions and Sale of Fund Shares	3.27%	1.47%	1.25%	1.76%
Bloomberg U.S. Aggregate Bond Index (TR) (USD) (reflects no deductions for fees, expenses or taxes)	1.25%	-0.33%	1.35%	4.26%
Bloomberg Short U.S. Treasury 9-12 Month Index Return (reflects no deduction for fees, expenses or taxes)	5.05%	2.24%	1.76%	2.84%

* The Fund's Class Y shares commenced operations on August 31, 2015. For periods prior to August 31, 2015, the performance of the Fund's Class F shares has been used. Returns for Class Y shares would have been substantially similar to those of Class F shares and would have differed only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
SHORT DURATION GOVERNMENT FUND - Class Y Prospectus | SDIT SHORT DURATION GOVERNMENT FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The performance information shown is based on full calendar years.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 3.02% (09/30/24) Worst Quarter: -2.51% (03/31/22) The Fund's Class Y total return (pre-tax) from January 1, 2025 to March 31, 2025 was 1.65%.

Bar Chart Closing [Text Block]	Best Quarter: 3.02% (09/30/24) Worst Quarter: -2.51% (03/31/22) The Fund's Class Y total return (pre-tax) from January 1, 2025 to March 31, 2025 was 1.65%.
Year to Date Return, Label [Optional Text]	The Fund's Class Y total return (pre-tax) from January 1, 2025 to March 31, 2025 was
Bar Chart, Year to Date Return	1.65%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	3.02%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(2.51%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of an appropriate broad-based index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Short-Duration Government Fund*	1 Year	5 Years	10 Years	Since Inception (2/17/1987)
Fund Return Before Taxes	4.94%	1.53%	1.41%	3.90%
Fund Return After Taxes on Distributions	3.44%	0.70%	0.66%	2.48%
Fund Return After Taxes on Distributions and Sale of Fund Shares	2.90%	0.81%	0.75%	2.48%
Bloomberg U.S. Aggregate Bond Index (TR) (USD) (reflects no deductions for fees, expenses or taxes)	1.25%	-0.33%	1.35%	5.21%**
ICE BofA 1-3 Year U.S. Treasury Index Return (reflects no deduction for fees, expenses or taxes)	4.08%	1.40%	1.40%	3.98%

* The Fund's Class Y shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F shares has been used. Returns for Class Y shares would have been substantially similar to those of Class F shares and would have differed only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.

** Benchmark returns since inception do not include the return for the partial month following inception date of the Fund (2/17/1987 — 2/28/1987). Annualization calculation of the inception to date returns is based on the actual inception date (2/17/1987).

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
GNMA FUND - Class Y Prospectus | SDIT GNMA FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 6.71% (12/31/23)
Worst Quarter: -5.04% (09/30/22)
The Fund's Class Y total return (pre-tax) from January 1, 2025 to March 31, 2025 was 2.82%.
The Fund's Class Y shares commenced operations on October 30, 2015. For the full calendar year ended December 31, 2015, the performance of the Fund's Class F shares is shown. The Fund's Class F shares are offered in a separate prospectus. Because Class Y shares are invested in the same portfolio of securities, returns for Class Y shares would have been substantially similar to those of Class F shares, shown here, and would have differed only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.

Bar Chart Closing [Text Block]

Best Quarter: 6.71% (12/31/23)
Worst Quarter: -5.04% (09/30/22)
The Fund's Class Y total return (pre-tax) from January 1, 2025 to March 31, 2025 was 2.82%.
The Fund's Class Y shares commenced operations on October 30, 2015. For the full calendar year ended December 31, 2015, the performance of the Fund's Class F shares is shown. The Fund's Class F shares are offered in a separate prospectus. Because Class Y shares are invested in the same portfolio of securities, returns for Class Y shares would have been substantially similar to those of Class F shares, shown here, and would have differed only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.

Year to Date Return, Label [Optional Text]	The Fund's Class Y total return (pre-tax) from January 1, 2025 to March 31, 2025 was
Bar Chart, Year to Date Return	2.82%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	6.71%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(5.04%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of an appropriate broad-based index and an additional index with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
GNMA Fund*	1 Year	5 Years	10 Years	Since Inception (3/20/1987)
Fund Return Before Taxes	1.38%	-0.54%	0.88%	4.88%
Fund Return After Taxes on Distributions	-0.01%	-1.63%	-0.30%	2.96%
Fund Return After Taxes on Distributions and Sale of Fund Shares	0.81%	-0.85%	0.17%	3.04%
Bloomberg U.S. Aggregate Bond Index (TR) (USD) (reflects no deduction for fees, expenses or taxes)	1.25%	-0.33%	1.35%	5.23%**
Bloomberg GNMA Index Return (reflects no deduction for fees, expenses or taxes)	0.96%	-0.60%	0.85%	5.13%

* The Fund's Class Y shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund's Class F shares has been used. Returns for the Class Y shares would have been substantially similar to those of Class F shares and would have differed only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.

** Benchmark returns since inception do not include the return for the partial month following inception date of the Fund (3/20/1987 — 3/31/1987). Annualization calculation of the inception to date returns is based on the actual inception date (3/20/1987).

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
GOVERNMENT II FUND - Class F Prospectus | SDIT GOVERNMENT II FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The performance information shown is based on full calendar years. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception.
Bar Chart [Table]
Best Quarter: 1.32% (12/31/23) Worst Quarter: 0.00% (03/31/21) The Fund's Class F total return from January 1, 2025 to March 31, 2025 was 1.03%.

Bar Chart Closing [Text Block]	Best Quarter: 1.32% (12/31/23) Worst Quarter: 0.00% (03/31/21) The Fund's Class F total return from January 1, 2025 to March 31, 2025 was 1.03%.
Year to Date Return, Label [Optional Text]	The Fund's Class F total return from January 1, 2025 to March 31, 2025 was
Bar Chart, Year to Date Return	1.03%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.32%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
Class F Shares	1 Year	5 Years	10 Years	Since Inception (12/9/1985)
Government II Fund	5.07%	2.33%	1.62%	3.24%

Performance Table Closing [Text Block]	Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield. Additional information about SEI's money market funds is available on our website at http://www.seic.com/holdings.
Performance Availability Website Address [Text]	http://www.seic.com/holdings
Performance Availability Phone [Text]	1-800-DIAL-SEI
TREASURY II FUND - Class F Prospectus | SDIT TREASURY II FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The performance information shown is based on full calendar years. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception.
Bar Chart [Table]
Best Quarter: 1.32% (12/31/23) Worst Quarter: 0.00% (03/31/21) The Fund's Class F total return from January 1, 2025 to March 31, 2025 was 1.03%.

Bar Chart Closing [Text Block]	Best Quarter: 1.32% (12/31/23) Worst Quarter: 0.00% (03/31/21) The Fund's Class F total return from January 1, 2025 to March 31, 2025 was 1.03%.
Year to Date Return, Label [Optional Text]	The Fund's Class F total return from January 1, 2025 to March 31, 2025 was
Bar Chart, Year to Date Return	1.03%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.32%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
Class F Shares	1 Year	5 Years	10 Years	Since Inception (7/28/1989)
Treasury II Fund	5.10%	2.33%	1.61%	2.64%

Performance Table Closing [Text Block]	Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield. Additional information about SEI's money market funds is available on our website at http://www.seic.com/holdings.
Performance Availability Website Address [Text]	http://www.seic.com/holdings
Performance Availability Phone [Text]	1-800-DIAL-SEI
GOVERNMENT FUND - Admin Class Shares Prospectus | SDIT GOVERNMENT FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Admin Class shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The performance information shown is based on full calendar years. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Admin Class shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	For the full calendar year ended December 31, 2015, the performance of the Fund's Institutional shares is shown. The Fund's Institutional shares are offered in a separate prospectus.
Bar Chart, Reason Selected Class Different from Immediately Preceding Period [Text]	Because Admin Class shares are invested in the same portfolio of securities, returns for Admin Class shares would have been substantially similar to those of Institutional shares, shown here, and would have differed only to the extent that Admin Class shares, for certain years, have higher total annual fund operating expenses than Institutional shares.
Bar Chart [Table]
Best Quarter: 1.25% (12/31/23)
Worst Quarter: 0.00% (03/31/21)
The Fund's Admin Class total return from January 1, 2025 to March 31, 2025 was 1.00%.
The Fund's Admin Class shares commenced operations on November 20, 2015. For the full calendar year ended December 31, 2015, the performance of the Fund's Institutional shares is shown. The Fund's Institutional shares are offered in a separate prospectus. Because Admin Class shares are invested in the same portfolio of securities, returns for Admin Class shares would have been substantially similar to those of Institutional shares, shown here, and would have differed only to the extent that Admin Class shares, for certain years, have higher total annual fund operating expenses than Institutional shares.

Bar Chart Closing [Text Block]

Best Quarter: 1.25% (12/31/23)
Worst Quarter: 0.00% (03/31/21)
The Fund's Admin Class total return from January 1, 2025 to March 31, 2025 was 1.00%.
The Fund's Admin Class shares commenced operations on November 20, 2015. For the full calendar year ended December 31, 2015, the performance of the Fund's Institutional shares is shown. The Fund's Institutional shares are offered in a separate prospectus. Because Admin Class shares are invested in the same portfolio of securities, returns for Admin Class shares would have been substantially similar to those of Institutional shares, shown here, and would have differed only to the extent that Admin Class shares, for certain years, have higher total annual fund operating expenses than Institutional shares.

Year to Date Return, Label [Optional Text]	The Fund's Admin Class total return from January 1, 2025 to March 31, 2025 was
Bar Chart, Year to Date Return	1.00%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.25%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
Admin Class Shares*	1 Year	5 Years	10 Years	Since Inception (10/27/1995)
Government Fund	4.88%	2.24%	1.59%	2.32%

* The Fund's Admin Class shares commenced operations on November 20, 2015. For periods prior to November 20, 2015, the performance of the Fund's Institutional shares has been used. Returns for Admin Class shares would have been substantially similar to those of Institutional shares and would have differed only to the extent that Admin Class shares, for certain years, have higher total annual fund operating Admin Class shares expenses than Institutional shares.

Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	The Fund's Admin Class shares commenced operations on November 20, 2015. For periods prior to November 20, 2015, the performance of the Fund's Institutional shares has been used. Returns for Admin Class shares would have been substantially similar to those of Institutional shares and would have differed only to the extent that Admin Class shares, for certain years, have higher total annual fund operating Admin Class shares expenses than Institutional shares.
Performance Table Closing [Text Block]	Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield. Additional information about SEI's money market funds is available on our website at http://www.seic.com/holdings.
Performance Availability Website Address [Text]	http://www.seic.com/holdings
Performance Availability Phone [Text]	1-800-DIAL-SEI
GOVERNMENT FUND - Wealth Class Shares Prospectus | SDIT GOVERNMENT FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The performance information shown is based on full calendar years. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	For full calendar years through December 31, 2023, the performance of the Fund's Institutional shares is shown. The Fund's Institutional shares are offered in a separate prospectus.
Bar Chart, Reason Selected Class Different from Immediately Preceding Period [Text]	Because Wealth Class shares would have been invested in the same portfolio of securities, returns for Wealth Class shares would have been substantially similar to those of Institutional shares, shown here, and would have differed only to the extent that the classes do not have the same total annual fund operating expenses. Because Wealth Class shares have higher expenses than Institutional shares, performance for Wealth Class shares would have been lower than that of Institutional shares.
Bar Chart [Table]
Best Quarter: 1.24% (09/30/24)
Worst Quarter: 1.12% (12/31/24)
The Fund's Wealth Class shares total return from January 1, 2025 to March 31, 2025 was 1.00%.
Wealth Class Shares of the Fund commenced operations on January 17, 2023. For full calendar years through December 31, 2023, the performance of the Fund's Institutional shares is shown. The Fund's Institutional shares are offered in a separate prospectus. Because Wealth Class shares would have been invested in the same portfolio of securities, returns for Wealth Class shares would have been substantially similar to those of Institutional shares, shown here, and would have differed only to the extent that the classes do not have the same total annual fund operating expenses. Because Wealth Class shares have higher expenses than Institutional shares, performance for Wealth Class shares would have been lower than that of Institutional shares.

Bar Chart Closing [Text Block]

Best Quarter: 1.24% (09/30/24)
Worst Quarter: 1.12% (12/31/24)
The Fund's Wealth Class shares total return from January 1, 2025 to March 31, 2025 was 1.00%.
Wealth Class Shares of the Fund commenced operations on January 17, 2023. For full calendar years through December 31, 2023, the performance of the Fund's Institutional shares is shown. The Fund's Institutional shares are offered in a separate prospectus. Because Wealth Class shares would have been invested in the same portfolio of securities, returns for Wealth Class shares would have been substantially similar to those of Institutional shares, shown here, and would have differed only to the extent that the classes do not have the same total annual fund operating expenses. Because Wealth Class shares have higher expenses than Institutional shares, performance for Wealth Class shares would have been lower than that of Institutional shares.

Year to Date Return, Label [Optional Text]	The Fund's Wealth Class shares total return from January 1, 2025 to March 31, 2025 was
Bar Chart, Year to Date Return	1.00%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.24%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	1.12%
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
Wealth Class Shares*	1 Year	5 Years	10 Years	Since Inception (10/27/1995)
Government Fund	4.88%	2.29%	1.59%	2.32%

* The Fund's Wealth Class shares commenced operations on January 17, 2023. For periods prior to January 17, 2023, the performance of the Fund's Institutional shares has been used. Returns for Wealth Class shares would have been substantially similar to those of Institutional shares and would have differed only to the extent that Wealth Class shares have higher total annual fund operating expenses than Institutional shares.

Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	The Fund's Wealth Class shares commenced operations on January 17, 2023. For periods prior to January 17, 2023, the performance of the Fund's Institutional shares has been used. Returns for Wealth Class shares would have been substantially similar to those of Institutional shares and would have differed only to the extent that Wealth Class shares have higher total annual fund operating expenses than Institutional shares.
Performance Table Closing [Text Block]	Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield. Additional information about SEI's money market funds is available on our website at http://www.seic.com/holdings.
Performance Availability Website Address [Text]	http://www.seic.com/holdings
Performance Availability Phone [Text]	1-800-DIAL-SEI
GOVERNMENT FUND - Institutional Shares Prospectus | SDIT GOVERNMENT FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The performance information shown is based on full calendar years. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception.
Bar Chart [Table]
Best Quarter: 1.29% (12/31/23) Worst Quarter: 0.00% (03/31/21) The Fund's Institutional shares total return from January 1, 2025 to March 31, 2025 was 1.04%.

Bar Chart Closing [Text Block]	Best Quarter: 1.29% (12/31/23) Worst Quarter: 0.00% (03/31/21) The Fund's Institutional shares total return from January 1, 2025 to March 31, 2025 was 1.04%.
Year to Date Return, Label [Optional Text]	The Fund's Institutional shares total return from January 1, 2025 to March 31, 2025 was
Bar Chart, Year to Date Return	1.04%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.29%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
Institutional Shares	1 Year	5 Years	10 Years	Since Inception (10/27/1995)
Government Fund	5.03%	2.29%	1.59%	2.32%

Performance Table Closing [Text Block]	Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield. Additional information about SEI's money market funds is available on our website at http://www.seic.com/holdings.
Performance Availability Website Address [Text]	http://www.seic.com/holdings
Performance Availability Phone [Text]	1-800-DIAL-SEI